Financial risk management (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 3,308,261	$ 3,476,003
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	889,744	920,056
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	440,123	515,737
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,015,603	335,975
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	962,791	1,704,235
Salaries and payroll charges [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		76,031
Loans and financing [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,214,252	2,244,541
Loans and financing [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	136,348	114,240
Loans and financing [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	391,201	443,780
Loans and financing [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	981,759	247,226
Loans and financing [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	704,944	1,439,295
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,515	21,084
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,105	17,340
Lease liabilities [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,410	3,744
Derivatives [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,018	22,925
Derivatives [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,712	22,684
Derivatives [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	215	146
Derivatives [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	86	71
Derivatives [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5	24
Trade payables [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	426,010	411,818
Trade payables [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	413,856	411,818
Trade payables [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	12,154
Confirming payable [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	216,392	232,860
Confirming payable [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	216,392	232,860
Salaries and payroll charges [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	79,078
Salaries and payroll charges [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	79,078	76,031
Dividends payable [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,922	11,441
Dividends payable [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,922	11,441
Related parties [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,033	392
Related parties [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	487	321
Related parties [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	546	71
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	319,111	424,802
Provision for decommissioning, restoration and rehabilitation costs [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	19,360	31,953
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	29,625	64,752
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	28,868	85,021
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	241,258	243,076
Service concession arrangements [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	28,930	30,109
Service concession arrangements [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,484	1,368
Service concession arrangements [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,972	3,244
Service concession arrangements [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,890	3,657
Service concession arrangements [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 16,584	$ 21,840